Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	$ 153,233	$ 145,795
Impact of master netting agreements and applicable margins	120,482	115,064
Replacement cost (after netting agreements)	32,751	30,731
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	75,119	69,841
Impact of master netting agreements and applicable margins	73,763	68,151
Replacement cost (after netting agreements)	1,356	1,690
OECD Governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	24,655	20,268
Impact of master netting agreements and applicable margins	24,289	20,237
Replacement cost (after netting agreements)	366	31
Other Counterparties [Member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	53,459	55,686
Impact of master netting agreements and applicable margins	22,430	26,676
Replacement cost (after netting agreements)	31,029	29,010
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	31,561	36,224
Impact of master netting agreements and applicable margins	18,644	24,025
Replacement cost (after netting agreements)	12,917	12,199
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	77,933	70,010
Impact of master netting agreements and applicable margins	67,995	60,556
Replacement cost (after netting agreements)	9,938	9,454
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	25,206	28,956
Impact of master netting agreements and applicable margins	19,046	22,765
Replacement cost (after netting agreements)	6,160	6,191
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	18,533	10,605
Impact of master netting agreements and applicable margins	14,797	7,718
Replacement cost (after netting agreements)	$ 3,736	$ 2,887